Property and equipment, net (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property and equipment, net [Line Items]
Gross carrying amount		¥ 1,112,767	¥ 392,989
Less: accumulated depreciation		(269,318)	(158,761)
Property and equipment, net	$ 130,206	843,449	¥ 234,228
Building [Member]
Property and equipment, net [Line Items]
Gross carrying amount		482,387
Servers, computers and equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount		453,441	¥ 304,117
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Gross carrying amount		69,929	¥ 32,392
Decoration of buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount		66,140
Furniture, fixture and office equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount		26,098	¥ 13,879
Motor vehicles [Member]
Property and equipment, net [Line Items]
Gross carrying amount		12,835	10,815
Construction in progress [Member]
Property and equipment, net [Line Items]
Gross carrying amount		¥ 1,937	¥ 31,786